Expense Example, No Redemption (Vanguard Explorer Fund, USD $)	12 Months Ended
Oct. 31, 2013
Vanguard Explorer Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 53
3 YEAR	167
5 YEAR	291
10 YEAR	653
Vanguard Explorer Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	113
5 YEAR	197
10 YEAR	$ 443